Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$24,666,418	$—	$—	$24,666,418
Forward contracts	—	735,618	—	735,618
Options on forward contracts	—	62,744	—	62,744
Options on futures contracts	45,338	—	—	45,338
Cash and cash equivalents
Bank deposits	4,491,379	—	—	4,491,379
U.S. Commercial paper	—	143,143,726	—	143,143,726
Securities owned
U.S. Government-sponsored enterprises	—	157,597,272	—	157,597,272
Foreign corporate bonds	—	17,538,526	—	17,538,526
U.S. corporate bonds		56,890,467		56,890,467
U.S. Government securities	—	9,998,347	—	9,998,347
Total	$29,203,135	$385,966,700	$—	$415,169,835

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$2,225,736	$—	$—	2,225,736
Forward contracts	—	1,444,845	—	1,444,845
Options on forward contracts	—	10,638	—	10,638
Cash and cash equivalents
Bank deposits	—	17,348,124	—	17,348,124
U.S. Commercial paper	183,847,222	—	—	183,847,222
Securities owned
U.S. Commercial paper	25,782,069	—	—	25,782,069
U.S. Government-sponsored enterprises	266,282,515	—	—	266,282,515
Foreign corporate bonds	—	14,635,152	—	14,635,152
U.S. corporate bonds		41,994,544		41,994,544
U.S. Government securities	9,985,550	—	—	9,985,550
Total	$488,123,092	$75,433,303	$—	$563,556,395